Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	136,801,782	137,354,139	136,821,035
Dividends paid to ESOP	$ 186	$ 159	$ 117
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,251,287	1,105,664	910,934
Fair value of unreleased ESOP preferred shares	1,251	1,105	911
Dividends paid to ESOP	$ 152	$ 132	$ 115